CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 116,489	$ 416,187	$ 590,236
Accounts Receivable	39,147	42,449	4,110
Prepaid Expenses and Other Current Assets	57,868	109,927	86,298
Inventories	1,015,932	1,053,890	776,448
Total Current Assets	1,229,436	1,622,453	1,457,092
Fixed Assets, net	50,247	51,305	38,074
Website Acquisition Assets, net	738,596	630,286	443,222
Other Assets	15,080	15,547	12,580
Total Assets	2,033,359	2,319,591	1,950,968
Current liabilities
Accounts payable	325,151	323,782	270,323
Premium Finance Loan Payable	1,069	52,406	47,866
Total Current Liabilities	326,220	376,188	318,189
Long Term Debt to Related Parties, net	285,806	122,260
Total Liabilities	612,026	498,448	318,189
Commitments and contingencies (Note 10)
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000, 5,200,000 and 4,400,000 issued and outstanding respectively:
Common stock, par value $.01, 324,000,000 shares authorized, 37,464,821 issued and outstanding, 35,885,059 issued and outstanding, and 33,483,234 issued 33,123,234 outstanding, respectively	374,648	358,850	334,832
Treasury Stock (0, 0, and 360,000 shares)			(2,501)
Additional paid-in-capital	8,333,304	7,568,048	5,741,109
Accumulated Deficit	(7,338,619)	(6,157,755)	(4,484,661)
Total shareholders' equity	1,421,333	1,821,143	1,632,779
Total shareholders' liabilities and shareholders' equity	2,033,359	2,319,591	1,950,968
Series A Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000, 5,200,000 and 4,400,000 issued and outstanding respectively:	19,000	19,000	16,000
Series B Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000, 5,200,000 and 4,400,000 issued and outstanding respectively:	10,000	10,000	10,000
Series C Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000, 5,200,000 and 4,400,000 issued and outstanding respectively:	18,000	18,000	18,000
Series D Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000, 5,200,000 and 4,400,000 issued and outstanding respectively:	$ 5,000	$ 5,000